Goodwill (Details) - Schedule of changes in the carrying amount of goodwill allocated to reportable segments	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Balance	¥ 396,228,760	$ 62,146,706	¥ 352,079,834	$ 55,222,145
Add: acquisition of Fe-da Electronics			55,543,148	8,711,694
Less: impairment loss	(131,194,659)	(20,577,295)	(7,276,957)	(1,141,358)
Translation difference	(1,339,250)	(210,055)	(4,117,265)	(645,775)
Balance	276,978,601	43,442,853	396,228,760	$ 62,146,706
Add: acquisition of Guoyu	13,283,750	$ 2,083,497
AR advertising services [Member]
Goodwill [Line Items]
Balance	137,060,340		137,060,340
Add: acquisition of Fe-da Electronics
Less: impairment loss
Translation difference
Balance	150,344,090		137,060,340
Add: acquisition of Guoyu	13,283,750
AR entertainment [Member]
Goodwill [Line Items]
Balance	206,069,104		215,019,494
Add: acquisition of Fe-da Electronics
Less: impairment loss	(112,736,917)		(7,276,957)
Translation difference	(341,931)		(1,673,433)
Balance	92,990,256		206,069,104
Add: acquisition of Guoyu
Semiconductor business [Member]
Goodwill [Line Items]
Balance	53,099,316
Add: acquisition of Fe-da Electronics			55,543,148
Less: impairment loss	(18,457,742)
Translation difference	(997,319)		(2,443,832)
Balance	33,644,255		¥ 53,099,316
Add: acquisition of Guoyu